September 10, 2024
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Companion Life Separate Account C
1940 Act Registration Number: 811‑08814
1933 Act Registration Numbers: 033‑85090 and 033‑98062
CIK: 0000931424
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), Companion Life Separate Account C, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
The Alger Portfolios	0000832566	August 30, 2024
Deutsche DWS Investments VIT Funds	0001006373	August 23, 2024
Deutsche DWS Variable Series I	0000764797	August 23, 2024
Deutsche DWS Variable Series II	0000810573	August 23, 2024
Federated Hermes Insurance Series	0000912577	August 27, 2024
MFS® Variable Insurance Trust	0000918571	August 29, 2024
MFS® Variable Insurance Trust II	0000719269	August 29, 2024
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	September 4, 2024
Pioneer Variable Contracts Trust	0000930709	September 5, 2024
T. Rowe Price Equity Series, Inc.	0000918294	August 28, 2024
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 28, 2024
T. Rowe Price International Series, Inc.	0000918292	August 28, 2024
Variable Insurance Products Fund	0000356494	August 22, 2024
Variable Insurance Products Fund II	0000831016	August 22, 2024
Variable Insurance Products Fund III	0000927384	August 22, 2024
Variable Insurance Products Fund V	0000823535	August 22, 2024

To the extent necessary, these filings are incorporated herein by reference.
Sincerely,

K. WES SUTER

K. Wes Suter
Authorized Signor
Companion Life Insurance Company